Federated Hermes Government Obligations Tax-Managed Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Service Shares [Member] | SS
Prospectus [Line Items]
Average Annual Return, Percent	4.87%	2.19%	1.46%